Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Guarantor Obligations

The maximum exposure or notional amounts below does not represent the expected losses from the execution of the guarantees.

2012	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,681	978	536	167
Guarantees on loans	502	173	41	288
Guarantees on securities	73	32	41	—
Other guarantees	997	695	218	84
Guarantees for the repayment of trust principal	184	—	140	44
Liabilities of trust accounts	8,313	8,132	67	114
Derivative financial instruments	28,620	13,546	12,446	2,628

2013	Maximum potential/Contractual or Notional amount	Amount by expiration period

		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,750	935	619	196
Guarantees on loans	452	159	51	242
Guarantees on securities	146	19	127	—
Other guarantees	1,068	826	217	25
Guarantees for the repayment of trust principal	171	—	133	38
Liabilities of trust accounts	8,606	8,428	72	106
Derivative financial instruments	23,582	10,185	11,837	1,560

The table below presents maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2012 and 2013:

	2012	2013
	(in billions of yen)
Investment grade	2,125	2,387
Non-investment grade	1,128	1,029

Total	3,253	3,416

Note:	Investment grade in the internal rating scale is generally corresponding to BBB- or above in external rating scale.

Schedule of Off Balance Sheet Commitments and Guarantees

The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2012 and 2013:

	2012	2013
	(in billions of yen)
Commitments to extend credit (Note)	53,088	59,101
Commercial letters of credit	536	608

Total	53,624	59,709

Note:	Commitments to extend credit include commitments to invest in securities.

Future Minimum Commitments for Capital and Operating Leases

Future minimum rental commitments for noncancelable leases at March 31, 2013 were as follows:

	Capitalized leases	Operating leases
	(in millions of yen)
Fiscal year ending March 31:
2014	5,926	43,129
2015	4,997	19,835
2016	4,408	15,007
2017	3,690	10,771
2018	3,045	7,425
2019 and thereafter	3,704	20,337

Total minimum lease payments	25,770	116,504

Amount representing interest	1,364

Present value of minimum lease payments	24,406